CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Dec. 29, 2019
Cadence Bank
Other Commitments [Line Items]
Maximum future payment of guaranteed loans	25.00%	25.00%	25.00%
Maximum future payment amount	$ 2.0	$ 2.0	$ 2.0
Cadence Bank | Payment Guarantee
Other Commitments [Line Items]
Outstanding balance of guaranteed loans	$ 3.3	$ 4.1	$ 4.1	$ 5.1
Bank Of America
Other Commitments [Line Items]
Maximum future payment of guaranteed loans	25.00%	25.00%	25.00%
Bank Of America | Payment Guarantee
Other Commitments [Line Items]
Outstanding balance of guaranteed loans	$ 8.4	$ 7.1	$ 7.1	0.7
Notes purchased	17.4	16.5	16.5	25.1
M&T Bank | Payment Guarantee
Other Commitments [Line Items]
Outstanding balance of guaranteed loans	6.2	6.6	6.6	8.6
Commonwealth Of Pennsylvania Tax Assessment
Other Commitments [Line Items]
Reserve for tax assessment	$ 1.3	$ 1.3	$ 1.3	$ 1.3